CMA

CMA CALIFORNIA
MUNICIPAL MONEY FUND

================================================================================
Semi-Annual Report

September 30, 1999
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[LOGO] Merrill Lynch

To Our Shareholders:
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For the six-month period ended September 30, 1999, CMA California Municipal
Money Fund paid shareholders a net annualized yield of 2.46%*. As of September 30, 1999, the Fund's 7-day yield was 2.82%.

Economic Environment

During the six-month period ended September 30, 1999, continued strength in the domestic economy and increasing signs of recovery in the global economies moved the Federal Reserve Board to raise short-term interest rates for the first time since March 1997. The 50 basis point (0.50%) increase in the Federal Funds target rate negatively influenced both fixed-income and equity markets. Fixed-income markets, while not surprised by the interest rate increases, saw US Treasury yields move sharply higher across the maturity spectrum. Equity markets, after reaching record levels by late August 1999, experienced sizable declines after the second tightening by the Federal Reserve Board on August 24, 1999.

Investment Strategy

CMA California Municipal Money Fund began the six-month period with an average portfolio maturity in the 50-day range. The Fund experienced heavy redemptions during the income tax-payment period in late April and early May. The Fund's position in variable rate demand notes allowed us to satisfy the outflows that decreased the Fund's assets by approximately 13%.

The annual California note season commenced in June 1999 as issuers came to market with $3.8 billion in short-term municipal offerings. We actively purchased several issues, including our largest purchase of $108 million in Los Angeles County tax revenue anticipation notes. This issue provided the Fund with solid credit quality, excellent liquidity and an attractive yield. The state of California also came to market in late September with $1.0 billion in revenue anticipation notes. These notes are likely to satisfy the state's short-term financing needs through June 30, 2000.

California's financial outlook continued to improve as tax revenues remained well above projected levels. May 1999 revisions to budget numbers projected an additional $4.3 billion in revenues for fiscal year 1999-2000. The improved financial picture has drastically reduced the state's reliance on short-term financing, which decreased from $3.0 billion in 1997 to its current level of $1.0 billion.

We also remained an active buyer of tax-exempt commercial paper and continued to maintain approximately 30% of Fund holdings in this sector. Tax-exempt commercial paper remains an important means of diversification and an essential tool in achieving our desired

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


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average portfolio maturity. Our portfolio strategy during the period continued
to provide share holders with a competitive yield relative to the Fund's peer group as measured by IBC Financial Data.

In Conclusion

In the months ahead, we will continue to closely monitor the activities of the Federal Reserve Board. The investment community remains cautious on the belief that short-term US interest rates may have to move higher than current levels to effectively slow the domestic economy. In the short-term municipal market, year-end inventory concerns and the asset inflows associated with January coupon payments and maturities are likely to influence the direction of short-term yields in the upcoming months.

We thank you for your continued support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Helen M. Sheehan

Helen M. Sheehan
Vice President and Portfolio Manager

November 4, 1999


2
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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                  (IN THOUSANDS)
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
                    Face                                                                                      Value
State              Amount                                          Issue                                    (Note 1a)
---------------------------------------------------------------------------------------------------------------------
California--                 ABN Amro Munitops Certificates Trust, VRDN (a):
92.8%              $ 6,500       Series 1998-17, 3.62% due 7/05/2006 (c) ...............................   $    6,500
                     5,373       Series 1999-7, 3.75% due 7/04/2007 (b) ................................        5,373
                    12,000       Series 1999-8, 3.50% due 4/04/2007 (c) ................................       12,000
                             California Educational Facilities Authority Revenue Bonds, VRDN (a):
                     6,500       (Life Chiropractic College), 3.55% due 1/01/2025 ......................        6,500
                     4,000       (Pepperdine University), Series B, 3.25% due 11/01/2029 ...............        4,000
                     5,600   California Pollution Control Financing Authority, Environmental
                             Improvement Revenue Bonds (Atlantic), VRDN, AMT,
                             3.40% due 12/01/2032 (a) ..................................................        5,600
                             California Pollution Control Financing Authority, PCR, Refunding
                             (Pacific Gas and Electric), VRDN (a):
                     3,000       AMT, Series B, 3.85% due 11/01/2026 ...................................        3,000
                     6,450       AMT, Series C, 3.85% due 11/01/2026 ...................................        6,450
                     2,000       Series C, 3.80% due 11/01/2026 ........................................        2,000
                    16,600       Series D, 3.80% due 11/01/2026 ........................................       16,600
                    22,000       Series E, 2.75% due 11/01/2026 ........................................       22,000
                     2,200       Series F, 3.80% due 11/01/2026 ........................................        2,200
                             California Pollution Control Financing Authority, PCR, Refunding
                             (Southern California Edison), VRDN (a):
                     3,300       Series B, 3.80% due 2/28/2008 .........................................        3,300
                     4,250       Series C, 3.80% due 2/28/2008 .........................................        4,250
                    12,700       Series D, 3.80% due 2/28/2008 .........................................       12,700
                     5,400   California Pollution Control Financing Authority, PCR (Southern
                             California Edison), CP, Series A, 3.40% due 2/10/2000 .....................        5,400
                     4,600   California Pollution Control Financing Authority, Resource Recovery
                             Revenue Bonds (Atlantic Richfield Co. Project), VRDN, Series A,
                             3.90% due 12/01/2024 (a) ..................................................        4,600
                    23,300   California Pollution Control Financing Authority, Resource Recovery
                             Revenue Bonds (Delano Project), VRDN, AMT, 3.90% due 8/01/2019 (a) ........       23,300
                             California Pollution Control Financing Authority, Solid Waste Disposal
                             Revenue Bonds, VRDN, AMT (a):
                     3,255       (Edco Disposal Corp. Project), Series A, 3.55% due 10/01/2016 .........        3,255
                     4,000       (Shell Martinez Refining), Series A, 3.50% due 10/01/2031 .............        4,000
                     3,900       (Shell Oil Company Martinez Project), Series A, 3.80% due 10/01/2024 ..        3,900
                     4,965       (Taormina Industries Inc. Project), 3.35% due 8/01/2014 ...............        4,965
                     9,300       (Taormina Industries Inc. Project), Series A, 3.35% due 8/01/2016 .....        9,300
                    16,385       (Taormina Industries Inc. Project), Series B, 3.35% due 8/01/2014 .....       16,385

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Portfolio Abbreviations for CMA California Municipal Money Fund

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
CP      Commercial Paper
FLOATS  Floating Rate Securities
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
MSTR    Municipal Securities Trust Receipts
PCR     Pollution Control Revenue Bonds
TRAN    Tax Revenue Anticipation Notes
VRDN    Variable Rate Demand Notes


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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                      Value
State              Amount                                          Issue                                    (Note 1a)
---------------------------------------------------------------------------------------------------------------------
California        $ 75,000   California Public Capital Improvements Financing Authority Revenue Bonds
(continued)                  (Pooled Project), Series D, 3.35% due 12/15/1999 ..........................   $   75,000
                    20,000   California School Cash Reserve Program Authority Revenue Bonds, Pool,
                             Series A, 4% due 7/03/2000 (d) ............................................       20,082
                    11,800   California School Facilities Financing Corporation, COP, Refunding
                             (Capital Improvement Financing Projects), VRDN, Series C, 3.45% due
                             7/01/2022 (a) .............................................................       11,800
                             California State, CP:
                     8,700       3.05% due 10/14/1999 ..................................................        8,700
                    10,000       3.30% due 11/08/1999 ..................................................       10,000
                     5,000       3.35% due 11/08/1999 ..................................................        5,000
                             California State Economic Development Financing Authority, IDR,
                             VRDN, AMT (a):
                     4,000       (Harvel Plastics Inc. Project), 3.95% due 3/01/2010 ...................        4,000
                     5,000       (Kuhnash Properties/Arkay Project), 3.65% due 4/01/2017 ...............        5,000
                             California State Economic Development Financing Authority Revenue Bonds
                             (California Independent Systems Project), VRDN (a):
                     3,000       Series B, 3.80% due 4/01/2008 .........................................        3,000
                    18,730       Series C, 3.75% due 4/01/2008 .........................................       18,730
                     5,000   California State, FLOATS, Series SG 86, 4% due 8/01/2015 (a)(c) ...........        5,000
                     1,750   California State, GO, 4.50% due 10/01/1999 ................................        1,750
                             California State, GO, MSTR, VRDN (a):
                     8,555       Series SGA 7, 3.47% due 9/01/2018 (e) .................................        8,555
                     9,600       Series SGA 39, 3.47% due 6/01/2014 (b) ................................        9,600
                     8,340       Series SGA 40, 3.47% due 6/01/2013 (c) ................................        8,340
                     9,370       Series SGA 72, 3.47% due 6/01/2017 (c) ................................        9,370
                    24,600   California Statewide Communities Development Authority, COP (Continuing
                             Care/University Project), VRDN, 3.80% due 11/15/2028 (a) ..................       24,600
                             California Statewide Communities Development Authority, M/F Housing
                             Revenue Bonds, VRDN, AMT (a):
                    10,000       (Canyon Creek Apartments), Series C, 3.40% due 6/15/2025 (f) ..........       10,000
                     3,660       (Greenback Manor Apartments), Series A, 3.50% due 2/01/2028 ...........        3,660
                     4,200       (Kimberly Woods), Series B, 3.40% due 6/15/2025 (f) ...................        4,200
                     7,090   California Statewide Communities Development Authority, Solid Waste
                             Facilities Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT,
                             3.85% due 12/15/2024 (a) ..................................................        7,090
                    77,000   California Transit Finance Authority Revenue Bonds, VRDN,
                             3.60% due 10/01/2027 (a)(e) ...............................................       77,000
                             Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.),
                             VRDN, AMT (a):
                    20,100       Series A, 3.95% due 3/01/2023 .........................................       20,100
                    16,300       Series B, 3.90% due 12/01/2021 ........................................       16,300
                             Chula Vista, California, IDR (San Diego Gas & Electric Company), CP, AMT:
                    20,000       Series C, 3.15% due 10/07/1999 ........................................       20,000
                    10,000       Series C, 3% due 11/01/1999 ...........................................       10,000
                    15,000       Series E, 3% due 11/05/1999 ...........................................       15,000
                             Clipper Tax-Exempt, COP, VRDN, AMT, Series 98-9(a):
                    10,000       3.77% due 7/12/2003 ...................................................       10,000
                    10,545       3.77% due 9/01/2004 ...................................................       10,545


4
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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                      Value
State              Amount                                          Issue                                    (Note 1a)
---------------------------------------------------------------------------------------------------------------------
California        $ 29,000   Contra Costa, California, CP, 3.25% due 12/13/1999 ........................   $   29,000
(continued)         15,525   Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN,
                             Series SGA 24, 3.45% due 10/01/2019 (a)(b) ................................       15,525
                     5,800   Dublin, California, Housing Authority, M/F Housing Revenue Bonds
                             (Park Sierra), VRDN, AMT, Series A, 3.35% due 6/01/2028 (a) ...............        5,800
                             Eagle Tax-Exempt Trust, California HFA, Mortgage Revenue Bonds, VRDN (a):
                     9,210       Series 1992 A-C6, 3.62% due 8/01/2017 .................................        9,210
                    16,355       Series F-C7, 3.62% due 8/01/2023 (b) ..................................       16,355
                             Eagle Tax-Exempt Trust, California, VRDN (a):
                     2,660       Series 94 C-0503, 3.62% due 9/01/2003 (b) .............................        2,660
                     9,705       Series 97 C-0501, 3.62% due 11/01/2020 (c) ............................        9,705
                    10,390   Eagle Tax-Exempt Trust, VRDN, Series 95-050-1A, 3.62% due
                             2/01/2006 (a)(b) ..........................................................       10,390
                             East Bay, California, Municipal Utilities District, Wastewater Treatment
                             System Revenue Bonds, CP:
                     4,000       3.15% due 11/09/1999 ..................................................        4,000
                    19,200       3.20% due 11/08/1999 ..................................................       19,200
                    19,600       3.30% due 12/08/1999 ..................................................       19,600
                     7,050   Fontana, California, M/F Housing Revenue Bonds (Springtime Apartments
                             Project), VRDN, AMT, Series A, 3.50% due 12/01/2016 (a) ...................        7,050
                     4,685   Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN,
                             Series SGA-76, 3.45% due 2/08/2000 (a)(c) .................................        4,685
                    15,000   Fresno County, California, GO, TRAN, 4% due 6/30/2000 .....................       15,063
                     6,620   Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                             (Jeffrey Court Senior Apartments), VRDN, AMT, 3.50% due 3/01/2028 (a) .....        6,620
                    14,900   Huntington Beach, California, GO, TRAN, 4.25% due 10/03/2000 ..............       15,025
                     2,700   Kern County, California, GO, TRAN, 4.25% due 10/01/1999 ...................        2,700
                    17,185   Kern County, California, Superintendent of Schools, COP, VRDN, Series A,
                             3.35% due 12/01/2021 (a) ..................................................       17,185
                    19,430   Loma Linda, California, M/F Housing Revenue Bonds (Loma Linda Springs
                             Apartments), VRDN, AMT, 3.45% due 7/01/2019 (a) ...........................       19,430
                     8,500   Long Beach, California, GO, TRAN, 4% due 10/05/1999 .......................        8,501
                             Long Beach, California, Harbor Revenue Bonds, CP, AMT, Series A:
                    30,400       3.15% due 10/07/1999 ..................................................       30,400
                    15,000       3% due 11/05/1999 .....................................................       15,000
                     3,000   Los Angeles, California, Department of Airports, Airport Municipal Trust
                             Revenue Bonds, FLOATS, Series SG 61, 3.58% due 5/15/2020 (a)(c) ...........        3,000
                             Los Angeles, California, Department of Water and Power, CP:
                    28,000       3% due 10/01/1999 .....................................................       28,000
                    27,000       3.80% due 10/12/1999 ..................................................       27,000
                    15,000       3.25% due 12/09/1999 ..................................................       15,000
                    15,000       3.25% due 12/13/1999 ..................................................       15,000
                             Los Angeles, California, Department of Water and Power, Electric Plant
                             Revenue Refunding Bonds, MSTR, VRDN (a):
                     4,075       Series SGA 4, 3.45% due 11/15/2019 (c) ................................        4,075
                     4,005       Series SGA 6, 3.45% due 11/15/2019 (b) ................................        4,005
                     5,000   Los Angeles, California, Harbor Department Revenue Bonds, FLOATS,
                             Series SG 59, 3.58% due 8/01/2026 (a)(b) ..................................        5,000
                    15,590   Los Angeles, California, Unified School District, COP (Belmont Learning
                             Complex), VRDN, Series A, 3.20% due 12/01/2017 (a) ........................       15,590


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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                      Value
State              Amount                                          Issue                                    (Note 1a)
---------------------------------------------------------------------------------------------------------------------
California                   Los Angeles, California, Wastewater Systems Revenue Bonds, CP:
(continued)       $ 10,000       2.95% due 11/01/1999 ..................................................   $   10,000
                     5,900       3.30% due 11/08/1999 ..................................................        5,900
                    24,430   Los Angeles County, California, Capital Asset Leasing Corporation,
                             Leasehold Revenue Bonds, CP, 3.10% due 10/20/1999 .........................       24,430
                   107,030   Los Angeles County, California, GO, TRAN, 4% due 6/30/2000 ................      107,557
                     5,700   Los Angeles County, California, Housing Authority, M/F Housing Revenue
                             Bonds (Park Sierra Project), VRDN, AMT, 3.40% due 12/01/2008 (a) ..........        5,700
                    10,000   Los Angeles County, California, Metropolitan Transportation Authority
                             Revenue Bonds, CP, Series A, 3.30% due 12/06/1999 .........................       10,000
                             Los Angeles County, California, Metropolitan Transportation Authority,
                             Revenue Refunding Bonds, MSTR, VRDN (a)(e):
                    38,675       Series SGB 1, 3.63% due 7/01/2025 .....................................       38,675
                    16,300       Series SGB 2, 3.63% due 7/01/2021 .....................................       16,300
                             Los Angeles County, California, Metropolitan Transportation Authority,
                             Sales Tax Revenue Bonds, FLOATS (a):
                     6,000       Series SG-46, 3.53% due 7/01/2017 (d) .................................        6,000
                    50,820       Series SG-55, 3.53% due 7/01/2018 (b) .................................       50,820
                             Metropolitan Water District of Southern California, CP:
                     5,000       3.35% due 11/08/1999 ..................................................        5,000
                    17,900       Series A, 3.20% due 11/01/1999 ........................................       17,900
                    18,000       Series A, 3.20% due 11/08/1999 ........................................       18,000
                     7,435   Monrovia, California, Unified School District, GO, MSTR, VRDN,
                             Series SGA 70, 3.45% due 8/01/2022 (a)(b) .................................        7,435
                    35,000   Municipal Securities Trust Certificates, GO, Series 1999-78, Class A,
                             3.30% due 2/01/2000 .......................................................       35,000
                    13,000   Oakland, California, GO, TRAN, 4.25% due 9/29/2000 ........................       13,107
                    12,250   Paramount, California, Unified School District, GO, TRAN, 4.25% due
                             9/29/2000 .................................................................       12,343
                     5,000   Pittsburg, California, Mortgage Obligation Revenue Refunding Bonds, VRDN,
                             Series A, 3.70% due 12/30/2031 (a) ........................................        5,000
                    13,570   Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112,
                             3.58% due 11/01/2025 (a)(b) ...............................................       13,570
                     3,150   Redlands, California, M/F Housing Revenue Bonds (Orange Village Apartments
                             Project), VRDN, AMT, Series A, 3.40% due 8/01/2018 (a) ....................        3,150
                     5,760   Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                             MSTR,VRDN, Series SGB 4, 3.63% due 8/15/2021 (a)(d) .......................        5,760
                     9,400   Sacramento, California, Municipal Utility District, Electric Revenue
                             Refunding Bonds, MSTR, VRDN, Series SGA 5, 3.45% due 11/15/2006 (a)(e) ....        9,400
                    22,000   San Bernardino, California, City Unified School District, GO, TRAN,
                             3.50% due 11/30/1999 ......................................................       22,021
                    10,000   San Bernardino County, California, COP, Refunding (Medical Center Financing
                             Project), VRDN, 3.10% due 8/01/2026 (a)(b) ................................       10,000
                     5,900   San Bernardino County, California, Residential Mortgage Revenue Refunding
                             Bonds (Ramona Garden), VRDN, Series A, 3.50% due 2/01/2017 (a) ............        5,900
                    15,000   San Diego, California, Area Local Government, COP, TRAN, Series B,
                             4% due 7/28/2000 ..........................................................       15,062
                     7,000   San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14,
                             3.53% due 5/15/2020 (a) ...................................................        7,000
                             San Diego, California, Unified School District, GO, TRAN, Series A:
                    10,990       4.50% due 10/01/1999 ..................................................       10,991
                    13,500       4.25% due 9/29/2000 ...................................................       13,597


6
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CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                      Value
State              Amount                                          Issue                                    (Note 1a)
---------------------------------------------------------------------------------------------------------------------
California         $ 2,500   San Diego County, California, Water Authority, CP, 3.30% due 12/06/1999 ...   $    2,500
(concluded)         10,000   San Francisco, California, Bay Area, Rapid Transit District, CP,
                             3.30% due 10/12/1999 ......................................................       10,000
                             San Francisco, California, City and County Airport Commission,
                             International Airport Revenue Bonds:
                    10,100       CP, 3.30% due 11/09/1999 ..............................................       10,100
                     3,645       FLOATS, Series SG-88, 3.53% due 5/01/2021 (a)(c) ......................        3,645
                     7,705       MSTR, VRDN, AMT, Series SGA 56, 3.47% due 5/01/2026 (a)(b) ............        7,705
                    28,005       MSTR, VRDN, Series SG-115, 3.58% due 5/01/2020 (a)(c) .................       28,005
                    16,555       MSTR, VRDN, Series SG 116, 3.58% due 5/01/2026 (a)(b) .................       16,555
                     3,000   San Francisco, California, City and County Sewer Revenue Refunding Bonds,
                             5.50% due 10/01/1999 (d) ..................................................        3,000
                    16,400   San Joaquin County, California, GO, TRAN, 3.50% due 12/31/1999 ............       16,423
                    13,000   San Jose, California, M/F Housing Revenue Bonds (Siena), VRDN,
                             3.45% due 12/01/2029 (a) ..................................................       13,000
                     2,000   San Jose-Santa Clara, California, Water Financing Authority, Sewer Revenue
                             Bonds, FLOATS, Series SG-49, 3.53% due 11/15/2020 (a)(c) ..................        2,000
                    12,350   Santa Barbara County, California, GO, TRAN, Series A, 4.25% due 9/29/2000 .       12,453
                     9,935   Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN,
                             Series SGA-75, 3.45% due 2/08/2000 (a)(d) .................................        9,935
                     2,500   Santa Clara County, California, GO, TRAN, 4.50% due 10/01/1999 ............        2,500
                     8,315   Santa Cruz County, California, Public Financing Authority Revenue Bonds,
                             MSTR, VRDN, Series SG-23, 3.53% due 9/01/2023 (a)(b) ......................        8,315
                     5,225   Santa Rosa, California, M/F Housing Revenue Bonds (Oak Creek Apartments
                             Project), VRDN, Series A, 3.50% due 6/01/2018 (a) .........................        5,225
                     3,500   Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation
                             Project), VRDN, 3.50% due 6/01/2029 (a) ...................................        3,500
                     3,550   Simi Valley, California, Community Redevelopment Agency, M/F Housing
                             Revenue Bonds (Ashlee Manor Project), VRDN, AMT, Series A,
                             3.50% due 10/01/2017 (a) ..................................................        3,550
                    12,000   Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge
                             Apartments), VRDN, 3.35% due 9/01/2019 (a) ................................       12,000
                     6,765   Southern California Public Power Authority, Power Project Revenue Bonds,
                             MSTR, VRDN, Series SG-35, 3.53% due 7/01/2012 (a)(d) ......................        6,765
                    15,000   Southern California Public Power Authority, Transmission Project, Revenue
                             Refunding Bonds (Southern Transmission), VRDN, 3.20% due 7/01/2019 (a)(d) .       15,000
                    15,000   Tulare County, California, GO, TRAN, 4.25% due 6/30/2000 ..................       15,098
                             University of California, Board of Regents Revenue Bonds, CP:
                    12,500       2.85% due 10/14/1999 ..................................................       12,500
                     6,000       3.15% due 10/21/1999 ..................................................        6,000
                    20,000       3.25% due 10/25/1999 ..................................................       20,000
                    10,000       3.25% due 10/26/1999 ..................................................       10,000
                    10,000       3.30% due 11/09/1999 ..................................................       10,000
                     5,500       3% due 11/12/1999 .....................................................        5,500
                    20,000       3.25% due 12/13/1999 ..................................................       20,000
                     7,000   Upland, California, Apartment Development Revenue Refunding Bonds
                             (Mountain Springs--Issue A), VRDN, 3.35% due 11/15/2028 (a)(f) ............        7,000
                    20,000   Watereuse Finance Authority, California, Revenue Bonds, VRDN,
                             3.60% due 5/01/2028 (a)(e) ................................................       20,000
---------------------------------------------------------------------------------------------------------------------


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

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONCLUDED)      (IN THOUSANDS)
================================================================================

                    Face                                                                                      Value
                   Amount                                          Issue                                    (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Guam--0.4%          $ 7,200   Guam Power Authority Revenue Bonds, CP, 3.20% due 11/09/1999 (d)             $    7,200
---------------------------------------------------------------------------------------------------------------------
Puerto Rico--                Puerto Rico Commonwealth, Government Development Bank, CP:
6.5%                 6,880       2.90% due 10/07/1999 ..................................................        6,880
                    10,000       3.15% due 10/21/1999 ..................................................       10,000
                     9,600       3.15% due 11/09/1999 ..................................................        9,600
                     9,700       3.15% due 11/15/1999 ..................................................        9,700
                    39,695       3.45% due 2/08/2000 ...................................................       39,695
                    12,020       3.45% due 2/14/2000 ...................................................       12,020
                     4,880       3.45% due 2/22/2000 ...................................................        4,880
                     7,500       3.40% due 2/24/2000 ...................................................        7,500
                    10,100       3.35% due 2/25/2000 ...................................................       10,100
                     8,000   Puerto Rico Commonwealth, Highway and Transportation Authority,
                             Transportation Revenue Refunding Bonds, VRDN, Series A, 3.45%
                             due 7/01/2028 (a)(d) ......................................................        8,000
                    11,000   Puerto Rico Electric Power Authority, Power
                             Revenue Bonds, GO, MSTR, VRDN, Series SGA-43, 3.45% due 7/01/2022 (a)(b) ..       11,000
---------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost--$1,980,241*)--99.7% ..............................    1,980,241

                             Other Assets Less Liabilities--0.3% .......................................        5,565
                                                                                                           ----------

                             Net Assets--100.0% ........................................................   $1,985,806
                                                                                                           ==========
=====================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
================================================================================

Assets:
Investments, at value (identified cost--$1,980,241,284) (Note 1a)                 $ 1,980,241,284
Cash ............................................................                         229,667
Receivables:
 Interest .......................................................   $11,143,149
 Securities sold ................................................     4,900,039        16,043,188
                                                                    -----------
Prepaid registration fees and other assets (Note 1d) ............                       5,154,547
                                                                                  ---------------
Total assets ....................................................                   2,001,668,686
                                                                                  ---------------
Liabilities:
Payables:
 Securities purchased ...........................................    15,025,011
 Distributor (Note 2) ...........................................       504,468
 Investment adviser (Note 2) ....................................       138,818        15,668,297
                                                                    -----------
Accrued expenses and other liabilities ..........................                         194,629
                                                                                  ---------------
Total liabilities ...............................................                      15,862,926
                                                                                  ---------------
Net Assets ......................................................                 $ 1,985,805,760
                                                                                  ===============
Net Assets Consist of:

Shares of beneficial interest, $.10 par value,
unlimited number of shares authorized ...........................                 $   198,649,260
Paid-in capital in excess of par ................................                   1,787,841,684
Accumulated realized capital losses--net (Note 4) ...............                        (685,184)
                                                                                  ---------------
Net Assets--Equivalent to $1.00 per share based on
1,986,492,603 shares of beneficial interest outstanding .........                 $ 1,985,805,760
                                                                                  ===============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
================================================================================

Investment Income (Note 1c):
Interest and amortization of premium and discount
earned ..............................................                $30,622,510
Expenses:
Investment advisory fees (Note 2) ...................   $4,226,138
Distribution fees (Note 2) ..........................    1,244,751
Transfer agent fees (Note 2) ........................      113,809
Accounting services (Note 2) ........................       82,566
Custodian fees ......................................       53,813
Registration fees (Note 1d) .........................       43,119
Printing and shareholder reports ....................       31,661
Professional fees ...................................       30,175
Pricing fees ........................................        8,157
Trustees' fees and expenses .........................        6,803
Other ...............................................       10,045
                                                        ----------
Total expenses ......................................                  5,851,037
                                                                     -----------
Investment income--net ..............................                 24,771,473
Realized Gain on Investments--Net (Note 1c) .........                    147,782
                                                                     -----------
Net Increase in Net Assets Resulting from
Operations ..........................................                $24,919,255
                                                                     ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                         For the Six        For the Year
                                                        Months Ended           Ended
                                                        September 30,        March 31,
Increase (Decrease) in Net Assets:                          1999               1999
-----------------------------------------------------------------------------------------
Operations:
Investment income--net .............................   $    24,771,473    $    54,857,280
Realized gain on investments--net ..................           147,782            125,182
                                                       ---------------    ---------------
Net increase in net assets resulting from operations        24,919,255         54,982,462
                                                       ---------------    ---------------
Dividends to Shareholders (Note 1e):
Investment income--net .............................       (24,771,473)       (54,857,280)
                                                       ---------------    ---------------
Net decrease in net assets resulting from
dividends to shareholders ..........................       (24,771,473)       (54,857,280)
                                                       ---------------    ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares ...................     3,946,499,235      8,434,578,655
Net asset value of shares issued to shareholders
in reinvestment of dividends (Note 1e) .............        24,772,438         54,856,838
                                                       ---------------    ---------------
                                                         3,971,271,673      8,489,435,493
Cost of shares redeemed ............................    (4,256,477,421)    (8,224,359,781)
                                                       ---------------    ---------------
Net increase (decrease) in net assets derived from
beneficial interest transactions ...................      (285,205,748)       265,075,712
                                                       ---------------    ---------------
Net Assets:
Total increase (decrease) in net assets ............      (285,057,966)       265,200,894
Beginning of period ................................     2,270,863,726      2,005,662,832
                                                       ---------------    ---------------
End of period ......................................   $ 1,985,805,760    $ 2,270,863,726
                                                       ===============    ===============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
================================================================================

The following per share data and ratios
have been derived from information          For the Six
provided in the financial statements.       Months Ended                   For the Year Ended March 31,
                                            September 30,    -------------------------------------------------------
Increase (Decrease) in Net Asset Value:         1999            1999           1998           1997           1996
--------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .....   $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                             ----------      ----------     ----------     ----------     ----------
Investment income--net ...................          .01             .03            .03            .03            .03
Realized gain (loss) on investments--net .           --+             --+            --+            --+            --+
                                             ----------      ----------     ----------     ----------     ----------
Total from investment operations .........          .01             .03            .03            .03            .03
                                             ----------      ----------     ----------     ----------     ----------
Less dividends from investment income--net         (.01)           (.03)          (.03)          (.03)          (.03)
                                             ----------      ----------     ----------     ----------     ----------
Net asset value, end of period ...........   $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                             ==========      ==========     ==========     ==========     ==========
Total Investment Return ..................         2.46%*          2.68%          3.06%          2.90%          3.15%
                                             ==========      ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses .................................          .58%*           .58%           .59%           .60%           .64%
                                             ==========      ==========     ==========     ==========     ==========
Investment income--net ...................         2.45%*          2.63%          3.00%          2.85%          3.11%
                                             ==========      ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of period (in thousands) .   $1,985,806      $2,270,864     $2,005,663     $1,565,802     $1,421,140
                                             ==========      ==========     ==========     ==========     ==========

*     Annualized.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to share- holders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940,

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of
 .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 1999, the Fund had a net capital loss carryforward of approximately $833,000, of which $315,000 expires in 2002, $476,000 expires in 2003 and
$42,000 expires in 2006. This amount will be available to offset a like amount of any future taxable gains.

--------------------------------------------------------------------------------
CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
================================================================================

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
  Treasurer
William E. Zitelli--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11211--9/99

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